Organization and Business Background (Tables)	8 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description [Table Text Block]
As of December 31, 2012, details of the Company's subsidiaries are as follows:

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities
Allied Sun Corporation Limited	August 20, 2008	Hong Kong	100%	Trading and investment holding
Broadway Industrial Holdings Limited	March 22, 2006	Hong Kong	100%	Trading and investment holding
Broadway Industries (Thailand) Co., Ltd.	August 2, 2011	Thailand	100%	Trading
Broadway Manufacturing Company Limited	August 17, 2005	BVI	100%	Property investment
Broadway Precision (Shenzhen) Co., Ltd.	August 3, 2012	PRC	100%	Manufacturing of plastic parts and utensils
Broadway Precision (Thailand) Co., Ltd.	May 10, 2012	Thailand	100%	Manufacturing of plastic parts
Broadway Precision Co. Limited (previously named, Sun Luck Trading Limited)	March 18, 2010	Hong Kong	100%	Management services provider
Broadway Precision Industrial (Kunshan) Ltd.	August 26, 2008	PRC	100%	Manufacturing of plastic parts of electronic appliances
Broadway Precision Technology Limited	April 28, 2011	Hong Kong	100%	Dormant
Broadway Precision Technology Ltd.(previously named, Pan Sino International Limited)	February 8, 2011	BVI	100%	Trading and investment holding.
Dongguan Sun Chuen Plastic Products Co., Ltd. (“Dongguan Sun Chuen”)	December 8, 2004	PRC	100%	Manufacturing of plastic parts of electronic appliances
Heyuan Sun Line Industrial Ltd. (“Heyuan Sun Line”)	February 20, 2004	PRC	100%	Manufacturing of plastic parts of electronic appliances
Plastec International Holdings Limited	February 18, 2004	BVI	100%	Investment holding
Source Wealth Limited	March 18, 2010	Hong Kong	100%	Investment holding
Sun Line Industrial Limited	April 27, 1993	Hong Kong	100%	Manufacturing of plastic products and provision of silk printing service
Broadway (Macao Commercial Offshore) Company Limited (Previously named Sun Line (Macao Commercial Offshore) Company Limited)	August 13, 2004	Macau	100%	Trading of plastic products
Sun Line Precision Industrial (Zhuhai) Ltd.	October 10, 2008	PRC	100%	Manufacturing of plastic parts of electronic appliances
Sun Line Precision Ltd. (previously named, “Fast Achieve Enterprises Ltd.”)	March 10, 2004	BVI	100%	Trading and investment holding
Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Dormant
Sun Ngai Spraying and Silk Print (HK) Co.,Limited	March 22, 2006	Hong Kong	100%	Dormant
Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Investment holding

Schedule Of Net Income [Table Text Block]
if Plastec has net income as defined in the Amended and Restated Merger Agreement in the following amounts for the indicated years ending April 30 below:

Year ending April 30,	Net Income
HK$
2011	130,700
2012	176,000
2013	250,000

Schedule Of Recapitalization In Connection With Reverse Merger To Net Assets Acquired [Table Text Block]	The net assets of the Company as of December 16, 2010 were as follows:
Net assets acquired:	HK$
Cash	58,160
Accounts payable and accrued liabilities	(1,524)
56,636

Schedule of Treasury Stock by Class [Table Text Block]
The following table summarizes the Company 's repurchases of its ordinary shares to date under our 2011 Repurchase Program:

Period	Total number of ordinary shares purchased	Total number of ordinary shares purchased as part of the publicly announced repurchase plan
February 2012	4,000	4,000
June 2012	60,675	60,675
January 2013	600,000	600,000